Document and Entity Information Details	Sep. 21, 2026
Cover Page [Abstract]
Entity Central Index Key	0001576942
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	STITCH FIX, INC.
Entity File Number	001-38291
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-5026540
Entity Address, Address Line One	1 Montgomery Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	882-7765
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00002 per share
Trading Symbol	SFIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false